Condensed Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017		$ 61	$ 24,389,307	$ (35,519,819)	$ (11,130,451)
Balance, shares at Dec. 31, 2017		6,133,678
Common stock issued in initial public offering	[1]	$ 17	6,082,427		6,082,444
Common stock issued in initial public offering, shares	[1]	1,725,000
Derivative liabilities reclassified to equity			3,594,002		3,594,002
Redeemable convertible preferred stock converted to common stock		$ 18	5,170,737		5,170,755
Redeemable convertible preferred stock converted to common stock, shares		1,743,231
Common stock issued in connection with May Bridge Notes		$ 1	228,965		228,966
Common stock issued in connection with May Bridge Notes, shares		55,000
Common stock issued in satisfaction of Advisory Board fees payable			90,000		90,000
Common stock issued in satisfaction of Advisory Board fees payable, shares		30,000
Common stock issued upon conversion of convertible debt and interest		$ 17	8,252,669		8,252,686
Common stock issued upon conversion of convertible debt and interest, shares		1,650,537
Common stock issued upon conversion of related party convertible debt and interest		$ 1	517,741		517,742
Common stock issued upon conversion of related party convertible debt and interest, shares		120,405
Common stock issued upon exchange of related party notes payable and interest			150,553		150,553
Common stock issued upon exchange of related party notes payable and interest, shares		35,012
Common stock issued in satisfaction of deferred salary			200,000		200,000
Common stock issued in satisfaction of deferred salary, shares		44,444
Stock-based compensation: Amortization of stock options			864,625		864,625
Stock-based compensation: Common stock issued to consultants/settlement, net		$ 2	878,828		878,830
Stock-based compensation: Common stock issued to consultants/settlement, net, shares		185,340
Stock-based compensation: Warrants granted to consultants/settlement			179,000		179,000
Net loss				(13,042,709)	(13,042,709)
Balance at Dec. 31, 2018		$ 117	50,598,854	(48,562,528)	2,036,443
Balance, shares at Dec. 31, 2018		11,722,647
Common stock issued in private placement offering	[2]	$ 24	2,317,252		2,317,276
Stock-based compensation: Amortization of stock options			82,720		82,720
Stock-based compensation: Common stock issued to consultants/settlement, net
Stock-based compensation: Common stock issued to consultants/settlement, net, shares		85,000
Stock-based compensation: Warrants granted to consultants/settlement			2,334		2,334
Net loss				(1,573,726)	(1,573,726)
Balance at Mar. 31, 2019		$ 141	53,001,160	(50,136,254)	2,865,047
Balance, shares at Mar. 31, 2019		14,155,644
Balance at Dec. 31, 2018		$ 117	50,598,854	(48,562,528)	2,036,443
Balance, shares at Dec. 31, 2018		11,722,647
Net loss					(3,519,749)
Balance at Jun. 30, 2019		$ 179	56,734,113	(52,082,277)	4,652,015
Balance, shares at Jun. 30, 2019		17,922,129
Balance at Dec. 31, 2018		$ 117	50,598,854	(48,562,528)	2,036,443
Balance, shares at Dec. 31, 2018		11,722,647
Common stock issued in private placement offering	[2]	$ 24	2,317,252		2,317,276
Common stock issued in private placement offering, shares	[2]	2,347,997
Common stock issued in initial public offering	[3]	$ 36	3,319,620		3,319,656
Common stock issued in initial public offering, shares	[3]	3,615,622
Stock-based compensation: Common stock issued to consultants/settlement, net	[4]	$ 2	419,377		419,379
Stock-based compensation: Common stock issued to consultants/settlement, net, shares	[4]	235,863
Stock-based compensation: Warrants granted to consultants/settlement			30,499		30,499
Stock-based compensation: Amortization of stock options and restricted stock units	[5]		492,084		492,084
Stock-based compensation: Amortization of stock options and restricted stock units, shares	[5]	9,728
Net loss				(7,625,397)	(7,625,397)
Balance at Dec. 31, 2019		$ 179	57,177,686	(56,187,925)	989,940
Balance, shares at Dec. 31, 2019		17,931,857
Balance at Mar. 31, 2019		$ 141	53,001,160	(50,136,254)	2,865,047
Balance, shares at Mar. 31, 2019		14,155,644
Stock-based compensation: Amortization of stock options			86,870		86,870
Stock-based compensation: Common stock issued to consultants/settlement, net	[4]	$ 2	298,298		298,300
Stock-based compensation: Common stock issued to consultants/settlement, net, shares	[4]	150,863
Stock-based compensation: Warrants granted to consultants/settlement			28,165		28,165
Common stock issued in public offering	[6]	$ 36	3,319,620		3,319,656
Common stock issued in public offering, shares	[6]	3,615,622
Net loss				(1,946,023)	(1,946,025)
Balance at Jun. 30, 2019		$ 179	56,734,113	(52,082,277)	4,652,015
Balance, shares at Jun. 30, 2019		17,922,129
Balance at Dec. 31, 2019		$ 179	57,177,686	(56,187,925)	989,940
Balance, shares at Dec. 31, 2019		17,931,857
Common stock issued in private placement offering		$ 13	24,292		24,305
Stock-based compensation: Amortization of stock options			116,820		116,820
Stock-based compensation: Warrants granted to consultants/settlement			14,070		14,070
Net loss				(1,159,758)	(1,159,758)
Balance at Mar. 31, 2020		$ 192	57,332,868	(57,347,683)	(14,623)
Balance, shares at Mar. 31, 2020		19,231,857
Balance at Dec. 31, 2019		$ 179	57,177,686	(56,187,925)	989,940
Balance, shares at Dec. 31, 2019		17,931,857
Net loss					(2,786,714)
Balance at Jun. 30, 2020		$ 240	59,343,845	(58,974,639)	369,445
Balance, shares at Jun. 30, 2020		24,095,052
Balance at Mar. 31, 2020		$ 192	57,332,868	(57,347,683)	(14,623)
Balance, shares at Mar. 31, 2020		19,231,857
Common stock issued in private placement offering		$ 48	1,973,260		1,973,308
Common stock issued in private placement offering, shares		4,817,195
Stock-based compensation: Amortization of stock options			37,717		37,717
Net loss				(1,626,956)	(1,626,956)
Balance at Jun. 30, 2020		$ 240	$ 59,343,845	$ (58,974,639)	$ 369,445
Balance, shares at Jun. 30, 2020		24,095,052

[1]	net of offering costs of $2,542,555.
[2]	net of offering costs of $386,724.
[3]	net of offering costs of $549,060.
[4]	net of forfeiture of 6,137 shares.
[5]	stock issued for vested restricted stock units.
[6]	net of offering costs of $549,060